UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON D.C. 20549
                      FORM 13F
                FORM 13F COVER PAGE
Report for the Calendar Year or Quarter ended:  6/30/2012
Check here if Amendment [ ];  Amendment Number:

This Amendment : [ ] is a restatement.
                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     NELSON ROBERTS INVESTMENT ADVISORS, LLC
Address:  1950 University Avenue, Suite 202
          East Palo Alto, California 94303

13F File Number:   025-14154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Roberts
Title:    Manager
Phone:    650-322-4000
Signature, Place, and Date of Signing:
Brian Roberts /s/  East Palo Alto, CA  8/15/2012

Report Type (Check only one.):
[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: 0

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 81
Form 13F Information Table Value Total: $156962

    FORM 13F INFORMATION TABLE

                           TITLE OF                VALUE    SHARES/  SH/  PUT/  INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETN  MGRS    SOLE   SHARED  NONE
-------------------------- --------    ---------  --------  -------  ---  ----  --------  -----  ------- ------  ----
AT&T Corp                    COM       001957109    1183      33171   SH          SOLE             33171    0      0
Abbott Labs                  COM       002824100     303       4696   SH          SOLE              4696    0      0
Adobe Systems Inc            COM       00724F101    2822      87171   SH          SOLE             87171    0      0
Akamai Technologies          COM       00971T101    3356     105708   SH          SOLE            105708    0      0
Amazon Com Inc.              COM       023135106     201        880   SH          SOLE               880    0      0
American Express             COM       025816109     972      16700   SH          SOLE             16700    0      0
Invesco  Ltd                 COM       033203250    3003     132875   SH          SOLE            132875    0      0
Apple Computer               COM       037833100    1690       2893   SH          SOLE              2893    0      0
Automatic Data Processing    COM       053015103     238       4280   SH          SOLE              4280    0      0
BP PLC-Spons ADR             COM       055622104     166       4100   SH          SOLE              4100    0      0
Berkshire Hathaway Inc Class COM       084670207     104       1250   SH          SOLE              1250    0      0
BHP Billiton Ltd ADR         COM       088606108     109       1676   SH          SOLE              1676    0      0
Brown & Brown Inc            COM       115236101    2529      92728   SH          SOLE             92728    0      0
CVS Corporation              COM       126650100     888      19000   SH          SOLE             19000    0      0
Cavium Networks, Inc.        COM       14964U108    1310      46796   SH          SOLE             46796    0      0
Chevron Corp.                COM       166764100    5329      50513   SH          SOLE             50513    0      0
Cisco Systems Inc.           COM       17275R102    3276     190795   SH          SOLE            190795    0      0
Coca-Cola                    COM       191216100    1110      14200   SH          SOLE             14200    0      0
Colgate Palmolive            COM       194162103    3678      35329   SH          SOLE             35329    0      0
Costco Wholesale Corp        COM       22160K105    4894      51514   SH          SOLE             51514    0      0
Danaher Corp Del             COM       235851102     360       6920   SH          SOLE              6920    0      0
Diageo PLC-SP ADR            COM       25243Q205    6147      59643   SH          SOLE             59643    0      0
Disney (Walt & Co.)          COM       254687106    3381      69710   SH          SOLE             69710    0      0
Dollar Tree, Inc             COM       256746108     527       9800   SH          SOLE              9800    0      0
Emerson Electric             COM       291011104    3434      73725   SH          SOLE             73725    0      0
Expeditors Intl Wash Inc     COM       302130109    2601      67120   SH          SOLE             67120    0      0
Express Scripts Inc          COM       302182100     395       7071   SH          SOLE              7071    0      0
Exxon Mobil  Corp            COM       30231G102    1036      12109   SH          SOLE        12109.4916    0      0
Fastenal Co                  COM       311900104    3401      84370   SH          SOLE             84370    0      0
Gen-Probe Inc.               COM       36866T103     143       1735   SH          SOLE              1735    0      0
General Electric             COM       369604103     366      17584   SH          SOLE             17584    0      0
Google Inc. - Cl A           COM       38259P508     640       1104   SH          SOLE              1104    0      0
Hess Corporation             COM       42809H107    1269      29205   SH          SOLE             29205    0      0
Hewlett Packard              COM       428236103     501      24890   SH          SOLE             24890    0      0
Intel Corp.                  COM       458140100    2864     107482   SH          SOLE            107482    0      0
Int'l Business Machines      COM       459200101    2594      13264   SH          SOLE             13264    0      0
Lindsay Corporation          COM       535555106    3651      56262   SH          SOLE             56262    0      0
Lowes Companies  Inc.        COM       548661107     724      25463   SH          SOLE             25463    0      0
Rare Earth ETF               COM       57060U472     904      65975   SH          SOLE             65975    0      0
McDonald's Corp              COM       580135101    1122      12671   SH          SOLE             12671    0      0
Medtronic Inc.               COM       585055106     186       4800   SH          SOLE              4800    0      0
Microsoft Corp               COM       594918104    3128     102268   SH          SOLE       102267.7819    0      0
Myriad Gentics               COM       62855J104    2011      84605   SH          SOLE             84605    0      0
National Oilwell Varco INC   COM       637071101     409       6345   SH          SOLE              6345    0      0
Novartis A G Spon ADR        COM       66987V109    2923      52294   SH          SOLE             52294    0      0
Nucor Corporation            COM       670346105    2809      74115   SH          SOLE             74115    0      0
Oracle Corp.                 COM       68389X105    4461     150207   SH          SOLE            150207    0      0
Paychex Inc.                 COM       704326107    4541     144584   SH          SOLE            144584    0      0
Pepsico Inc.                 COM       713448108     509       7210   SH          SOLE              7210    0      0
Power Integrations           COM       739276103    3506      94006   SH          SOLE             94006    0      0
Praxair Inc                  COM       74005P104    4240      38992   SH          SOLE             38992    0      0
Procter & Gamble Co.         COM       742718109     147       2397   SH          SOLE              2397    0      0
Qualcomm Inc                 COM       747525103     288       5181   SH          SOLE              5181    0      0
Royal Dutch Shell PLC        COM       780259107    3990      57052   SH          SOLE             57052    0      0
Schlumberger Ltd             COM       806857108    3575      55072   SH          SOLE             55072    0      0
Materials Select Sector SPDR COM       81369Y100     449      12710   SH          SOLE             12710    0      0
Healthcare SPDR              COM       81369Y209     825      21700   SH          SOLE             21700    0      0
Consumer Staples SPDR        COM       81369Y308     884      25426   SH          SOLE             25426    0      0
Consumer Disc SPDR           COM       81369Y407     500      11415   SH          SOLE             11415    0      0
Energy Select SPDR           COM       81369Y506     833      12549   SH          SOLE             12549    0      0
Financial Select Sector      COM       81369Y605     500      34140   SH          SOLE             34140    0      0
Industrial Sector SPDR       COM       81369Y704     832      23312   SH          SOLE             23312    0      0
Technology Sector SPDR       COM       81369Y803    1846      64278   SH          SOLE             64278    0      0
Utilities Sector SPDR        COM       81369Y886    4505     121778   SH          SOLE            121778    0      0
J.M. Smucker                 COM       832696405    3530      46741   SH          SOLE             46741    0      0
State Street Corp            COM       857477103     156       3500   SH          SOLE              3500    0      0
GOLD Trust ETF               COM       863307104    1222       7873   SH          SOLE              7873    0      0
Sun Hydraulics Corp          COM       866942105    4221     173758   SH          SOLE            173758    0      0
TJX Companies Inc.           COM       872540109    3112      72484   SH          SOLE             72484    0      0
Thermo Fisher Scientific     COM       883556102    2672      51465   SH          SOLE             51465    0      0
3M Company                   COM       88579Y101    3145      35102   SH          SOLE             35102    0      0
Tocqueville Gold Fund        COM       888894862     107       1710   SH          SOLE            1709.8    0      0
Travelers Companies  Inc.    COM       89417E109    2685      42055   SH          SOLE             42055    0      0
US Bancorp                   COM       902973304    3047      94749   SH          SOLE             94749    0      0
US Bank PFD                  PFD       902973882     120       4500   SH          SOLE              4500    0      0
United Parcel Service        COM       911312106    2599      32995   SH          SOLE             32995    0      0
Varian Medical Systems Inc.  COM       92220P105    3250      53479   SH          SOLE             53479    0      0
Verizon Communications       COM       92343V104    5363     120688   SH          SOLE            120688    0      0
Walgreen Co                  COM       931422109     244       8242   SH          SOLE              8242    0      0
Wells Fargo Cap PFD 7.875%   PFD       94985V202     233       9000   SH          SOLE              9000    0      0
Whole Foods Market           COM       966837106     138       1450   SH          SOLE              1450    0      0